Other Gains (Losses)	12 Months Ended
Dec. 31, 2018
Disclosure of other gains losses [Abstract]
Disclosure Of Other Gains Losses Explanatory [Text Block]
Note 31 Other Gains (Losses)

Other gains (losses) items are detailed as follows:

	For the years ended as of December 31,
Other gain and (loss)	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Results derivative contracts (1)	5,108,327	(8,010,204)	(10,134,414)
Marketable securities to fair value	(132,420)	293,413	84,133
Other	(946,280)	-	1,704,374
Total	4,029,627	(7,716,791)	(8,345,907)

(1)
Under this concept the Company (payment) or received cash flows amounting to ThCh$ 7,508,815 (payment), ThCh$ 11,391,103 (payment) and ThCh$ 9,698,871 received, corresponding to
2018
,
2017
and
2016
, respectively, and these were recorded in the Consolidated Cash Flow Statement, under Operational activities, in line item Other cash movements.